Operating Segments (Schedule of Fixed Assets, Net from Company's Operation) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Fixed assets	€ 87,220	€ 78,837
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	17	22
Netherland [Member]
Disclosure of geographical areas [line items]
Fixed assets	17,464	15,046
Italy [Member]
Disclosure of geographical areas [line items]
Fixed assets	44,986	48,555
Spain [Member]
Disclosure of geographical areas [line items]
Fixed assets	€ 24,753	€ 15,214